First Trust S-Network Future Vehicles & Technology ETF Annual Fund Operating Expenses - First Trust S-Network Future Vehicles & Technology ETF - First Trust S-Network Future Vehicles & Technology ETF
Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%